Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2021		$ 153,647	$ 12,674,228	$ 12,827,875
Balance, shares at Sep. 30, 2021	20,000,000
Dividend declared			(8,282,051)	(8,282,051)
Net income			6,981,680	6,981,680
Balance at Sep. 30, 2022		153,647	11,373,857	11,527,504
Balance, shares at Sep. 30, 2022	20,000,000
Dividend declared			(5,993,590)	(5,993,590)
Net income			454,415	454,415
Balance at Sep. 30, 2023		153,647	5,834,682	5,988,329
Balance, shares at Sep. 30, 2023	20,000,000
Net income			220,643	220,643
Balance at Sep. 30, 2024		$ 153,647	$ 6,055,325	$ 6,208,972
Balance, shares at Sep. 30, 2024	20,000,000